OTHER INFORMATION (Details Narrative) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Other Information
Volatility calculated considering	5 years
General vesting period	5 years
Vesting percentage per year	20.00%
Income (Loss) as personnel expenses	€ 1,196